Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 10—STOCKHOLDERS’ EQUITY

As of September 30, 2023, the Company was authorized to issue 200,000,000 shares of common stock, $0.0001 par value per share, and 20,000,000 shares of “blank check” preferred stock, 0.0001 par value per share. On September 30, 2023 and December 31, 2022, there were 2,109,398 and 2,104,558 shares of common stock outstanding, respectively.

Stock Options

Below is a table summarizing the changes in stock options outstanding during the nine months ended September 30, 2023:

		Weighted- Average
	Options	Exercise Price

Outstanding at December 31, 2022	750	$155.00

Granted	1,731	$28.89
Exercised
Forfeited	(750)	155.00

Outstanding at September 30, 2023	1,731	$28.89

Exercisable at September 30, 2023	-	-

The number of options has been restated to reflect the impact of the reverse stock split that occurred on October 20, 2023. During the nine months ended September 30, 2023, 750 stock options were forfeited, as a result of employee terminations.

Stock-based compensation expense of $0.2 million was recorded during the nine months ended September 30, 2023. As of September 30, 2023, the remaining unrecognized compensation cost related to non-vested stock options is $0.03 million and is expected to be recognized over 3.3 years. The outstanding stock options have a weighted average remaining contractual life of 9.26 years and a total intrinsic value of $nil.

Warrants

Below is a table summarizing the changes in warrants outstanding during the nine months ended September 30, 2023

		Weighted- Average
	Warrants	Exercise Price

Outstanding at December 31, 2022	1,871,333	$114.85

Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at September 30, 2023	1,871,333	$114.85

Exercisable at September 30, 2023	1,871,333	$114.85

The number of options has been restated to reflect the impact of the reverse stock split that occurred on October 20, 2023. As of September 30, 2023, the outstanding warrants have a weighted average remaining contractual life of 2.67 years and a total intrinsic value of $nil.

NOTE 15—STOCKHOLDERS’ EQUITY

As of December 31, 2022 and 2021, the Company was authorized to issue 200,000,000 shares of common stock, $0.0001 par value per share, and 20,000,000 shares of “blank check” preferred stock, 0.0001 par value per share. To date, the Company has not designated or issued any shares of preferred stock.

On December 17, 2021, the Company approved a new share repurchase program under which the Company may repurchase up to $25.0 million of its outstanding shares of common stock in the open market, in accordance with all applicable securities laws and regulations, including Rule 10b-18 of the Securities Exchange Act of 1934, as amended. The Company’s decision to repurchase its shares, as well as the timing of such repurchases, will depend on a variety of factors that include ongoing assessments of the Company’s capital needs, obtaining requisite senior lender consent, market conditions and the price of the Company’s common stock, and other corporate considerations, as determined by management. During 2022, the Company purchased 24,584 shares of common stock for a total purchase price of $2,000,000. Effective December 31, 2022, the board authorized that the shares purchased be retired.

Common Stock

As of December 31, 2022 and 2021, the Company had 2,104,558 and 2,127,747 shares of common stock issued and outstanding, respectively. Each share entitles the holder thereof to one vote per share on all matters coming before the stockholders of the Company for a vote.

On June 2, 2021, the Company sold 1,822,222 units, consisting of one share of common stock and a warrant to purchase one share of common stock, at a public offering price of $112.50 per unit to ThinkEquity, a division of Fordham Financial Management, Inc. (the “Underwriter”), pursuant to an underwriting agreement dated May 27, 2021, for total gross proceeds of $205.0 million. Under the underwriting agreement, the Company granted the Underwriter a 30-day option to purchase up to 40,000 additional shares of common stock, at a purchase price of $104.16 per share, and/or warrants to purchase up to 40,000 additional shares of common stock, at a purchase price of $0.0465 per warrant, in any combination thereof, solely to cover over-allotments, if any. The Underwriter exercised its option to purchase 2,000,000 additional warrants and 2,000,000 additional shares for total gross proceeds of $4.5 million.

After deducting the underwriting commission and expenses, the Company received net proceeds of approximately $194.4 million. The Company used the proceeds of the offering to fund a portion of the purchase price for the AC Acquisition.

On June 2, 2021, the Company issued 117,920 shares of common stock to the Sellers in connection with the Acquisition (See Note 10).

From June 25 through July 16, 2021, 21,045 shares of common stock were issued as a result of the exercise of 1,052,248 warrants for proceeds of $2.4 million.

On June 3, 2021, the Company granted restricted stock awards under the 1847 Goedeker Inc. 2020 Equity Incentive Plan described below to certain directors, officers, and management of the Company for an aggregate of 4,336 shares of common stock valued at $0.6 million. All restricted stock awards vested immediately.

On March 29, 2022, the Company granted 1,395 shares to two new directors valued at $0.07 million. All restricted stock awards vest immediately.

In July 2022, the Company purchased 24,584 shares of its common stock in accordance with a board approved stock repurchase program. The total cost of the acquired shares was $2,000,000 or an average cost of $81.50 per share. Effective December 31, 2022 the board retired all the purchased shares.

Equity Incentive Plan

Effective as of July 30, 2020, the Company established the 1847 Goedeker Inc. 2020 Equity Incentive Plan (the “Plan”) and reserved 555,000 shares of common stock for issuance under the Plan. The Plan was approved by the Company’s board of directors and stockholders on April 21, 2020. On April 9, 2021, the board of directors approved an amendment to the Plan to increase the number of shares of common Stock reserved for issuance under the Plan from 555,000 to 1,000,000 shares. On December 17, 2021, the board of directors approved an amendment to the Plan to increase the number of shares of common Stock reserved for issuance under the Plan from 1,000,000 to 11,000,000 shares. Such increase was approved by the Company’s stockholders effective as of December 21, 2021.

The Plan is administered by the compensation committee of the board of directors. The Plan permits the grant of restricted stock, stock options and other forms of incentive compensation to the Company’s officers, employees, directors, and consultants.

As of December 31, 2022, 11,000,000 shares remain issuable under the 2020 EIP.

Stock Options

On July 28, 2021, the Company issued to a Company officer nonqualified stock options to purchase 3,000 shares of common stock pursuant to the Plan. The stock options have an exercise price of $155.00 per share and vest 25% annually over a 4-year period. The Company has calculated these options’ estimated fair market value at $0.3 million using the Black-Scholes pricing model, with the following assumptions: expected term 6.25 years, stock price $155.00, exercise price $155.00, volatility 77.65%, risk-free rate 1.00%, and no forfeiture rate.

Below is a table summarizing the changes in stock options outstanding during the years ended December 31, 2022 and 2021:

		Weighted-Average
	Options	Exercise Price

Outstanding at December 31, 2020	11,100	$450.00

Granted	3,000	155.00
Exercised	-	-
Forfeited	(9,641)	450.00

Outstanding at December 31, 2021	4,459	$251.50

Granted	-	-
Exercised	-	-
Forfeited	(3,709)	271.00

Outstanding at December 31, 2022	750	$155.00

Exercisable at December 31, 2022	750	$155.00

During the year end December 31, 2022, 3,709 stock options forfeited as a result of employee terminations.

Stock-based compensation expense related to stock options of $0.2 and $0.3 million was recorded during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, the remaining unrecognized compensation cost related to non-vested stock options is $0.2 million and is expected to be recognized over 2.6 years. The outstanding stock options have a weighted average remaining contractual life of 8.6 years and a total intrinsic value of nil.

Warrants

On August 4, 2020, the Company issued warrants for the purchase of 1,111 shares of common stock to affiliates of the representative in its initial public offering. These warrants are exercisable at any time and from time to time, in whole or in part, beginning on January 26, 2021 until July 30, 2025, an exercise price of $562.50 per share (subject to customary adjustments), and may also be exercised on a cashless basis if, at any time during the term of the warrants, the issuance of common stock upon exercise of the warrants is not covered by an effective registration statement.

On March 19, 2021, the Company issued four-year warrants to purchase an aggregate of 8,000 shares of common stock to two investors. These warrants are exercisable at any time and from time to time, in whole or in part, at an exercise price of $600.00 per share (subject to customary adjustments) and may also be exercised on a cashless basis if, at any time during the term of the warrants, the issuance of common stock upon exercise of the warrants is not covered by an effective registration statement.

On June 2, 2021, the Company issued warrants to purchase 1,862,222 shares of common stock in the public offering. These warrants are exercisable immediately and expire five years from the date of issuance. The warrants have an exercise price of $112.50 per share, subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common stock or upon any distributions of assets, including cash, stock or other property to stockholders, and may also be exercised on a cashless basis if, at any time during the term of the warrants, the issuance of common stock upon exercise of the warrants is not covered by an effective registration statement.

Below is a table summarizing the changes in warrants outstanding during the years ended December 31, 2022 and 2021:

		Weighted- Average
	Warrants	Exercise Price

Outstanding at December 31, 2020	1,111	$562.50

Granted	1,870,222	114.50
Exercised	(21,045)	(112.50)
Forfeited	-	-

Outstanding at December 31, 2021	1,850,288	$115.00

Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at December 31, 2022	1,850,288	$114.88

Exercisable at December 31, 2022	1,850,288	$114.88

As of December 31, 2022, the outstanding warrants have a weighted average remaining contractual life of 3.4 years and a total intrinsic value of nil.